Cover	Feb. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2021
Entity File Number	0-16577
Entity Registrant Name	CyberOptics Corporation
Entity Central Index Key	0000768411
Entity Tax Identification Number	41-1472057
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	5900 Golden Hills Drive
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	763
Local Phone Number	542-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CYBE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable